Equity - Translation Differences (Details) - EUR (€) € in Millions		12 Months Ended
	Jun. 01, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reserves within equity [line items]
Accumulated contribution of translation differences		€ (21,892)	€ (25,980)	€ (20,252)
Telxius Towers
Disclosure of reserves within equity [line items]
Foreign exchange loss		37
Telefónica de Costa Rica TC, S.A.
Disclosure of reserves within equity [line items]
Foreign exchange loss		21
VMED O2 UK Ltd
Disclosure of reserves within equity [line items]
Foreign exchange loss	€ 3,135
Transla-tion differen-ces
Disclosure of reserves within equity [line items]
Accounting change impact of hyperinflation				5,664	€ 5,406
Brazilian real
Disclosure of reserves within equity [line items]
Accumulated contribution of translation differences		(15,292)	(15,365)	(10,910)
Pound sterling
Disclosure of reserves within equity [line items]
Accumulated contribution of translation differences		309	(3,344)	(2,868)
Venezuelan bolivar
Disclosure of reserves within equity [line items]
Accumulated contribution of translation differences		(3,755)	(3,754)	(3,728)
Argentine peso
Disclosure of reserves within equity [line items]
Accumulated contribution of translation differences		(1,702)	(2,178)	(1,936)
Other currencies
Disclosure of reserves within equity [line items]
Accumulated contribution of translation differences		€ (1,452)	€ (1,339)	€ (810)